Regulatory Requirements	12 Months Ended
Mar. 31, 2024
Regulatory Requirements [Abstract]
REGULATORY REQUIREMENTS

18. REGULATORY REQUIREMENTS

The following table summarizes the minimum regulatory capital as established by the HKSFC that the Company were required to maintain as of March 31, 2024 and 2023 and the actual amounts of capital that were maintained.

Capital requirements as of March 31, 2024	Minimum regulatory capital requirements	Capital levels maintained
	$’000	$’000

Solomon JFZ (Asia) Holdings Limited	383	3,573

Capital requirements as of March 31, 2023	Minimum regulatory capital requirements	Capital levels maintained
	$’000	$’000

Solomon JFZ (Asia) Holdings Limited	383	1,632

The Company’s operation subsidiary maintains a capital level greater than the minimum regulatory capital requirements and it is in compliance with the minimum regulatory capital established by the HKSFC.